Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Feb. 28, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The components of accumulated other comprehensive income (loss) are as follows:

	As at
	February 28, 2015	March 1, 2014	March 2, 2013
Accumulated net unrealized gains on available-for-sale investments	$3	$1	$2
Accumulated net unrealized losses on derivative instruments designated as cash flow hedges, net of tax	(26)	(9)	(6)
Accumulated other comprehensive loss	$(23)	$(8)	$(4)

The effects on net income of amounts reclassified from AOCI into income by component for the year ended February 28, 2015 were as follows:

Location of loss reclassified from AOCI into income	Gains and Losses on Cash Flow Hedges	Gains and Losses on Available-for-Sale Securities	Total
Selling, marketing and administration	(9)	—	(9)
Research and development	(4)	—	(4)
Cost of sales	(2)	—	(2)
Recovery of income taxes	2	—	2
Total amount reclassified into income, net of tax	$(13)	$—	$(13)